RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT, NET

NOTE 10 - RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2025	2024	2023

Payroll and related expenses	$5,191	$4,216	$5,671
Share-based payment	537	120	61
R&D consumables	441	291	696
Rent and office maintenance	473	413	416
Depreciation	126	134	151
Travel and other expenses	96	105	150
	$6,864	$5,279	$7,145